OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

July 18, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Main Street All Cap Fund® Post-Effective Amendment No. 28 under the Securities Act and Amendment No. 31 under the Investment Company Act File Nos. 811-10001; 333-40186

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act“), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Main Street All Cap Fund® (the “Fund”). This filing constitutes Post-Effective Amendment No. 28 under the Securities Act and Amendment No. 31 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 27 to the Registration Statement. This filing is being made to include (i) updated performance and expense information; (ii) a copy of a signed Independent Registered Public Accounting Firm’s consent, and incorporate by reference the audited financial statements of the Fund for the fiscal year ended July 31, 2016 and unaudited financial statements for the fiscal period ended January 31, 2017 and (iii) other non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the “Commission“) that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective July 18, 2017, as indicated on the facing page.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Senior Vice President and Managing Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Sincerely,
/s/ Emily Ast
Emily Ast Vice President and Associate General Counsel

cc:	Valerie Lithotomos, Esq. Ropes & Gray LLP KPMG LLP Gloria LaFond